Concentration of Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Percentage of total net revenues derived from related parties		6.00%	48.00%
Percentage of appreciation (depreciation) of the RMB against US$	(0.20%)	5.00%	3.00%
Shenzhen Chuangshi Interactive Technology Company Limited
Concentration Risk [Line Items]
Percentage of total net revenues derived from one customer			13.00%
China Mobile Communications Corporation Jiangsu Limited
Concentration Risk [Line Items]
Percentage of total net revenues derived from one customer	14.00%	19.00%
Think Star Electronic Stock Company Limited
Concentration Risk [Line Items]
Percentage of raw materials purchased from suppliers			17.00%
Bright Way Technology Hong Kong Limited
Concentration Risk [Line Items]
Percentage of raw materials purchased from suppliers			14.00%
Xiang Hai Electronic Company Limited
Concentration Risk [Line Items]
Percentage of raw materials purchased from suppliers		15.00%
Shi Jian Electronic Company Limited
Concentration Risk [Line Items]
Percentage of raw materials purchased from suppliers		14.00%
Ouyinhua Information Consulting Company Limited
Concentration Risk [Line Items]
Percentage of cost of services settled in cash	50.10%	56.70%	63.10%